FINANCIAL INSTRUMENTS (Details 4) - Cross currency swap contract [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 124,183	$ (131,652)
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Aug. 03, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,436	757
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank
Starting date of Hedging instrument	Sep. 07, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,585	922
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile
Starting date of Hedging instrument	May 18, 2018
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,307	493
BCI One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 28, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 9,283	2,133
BCI Two [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI
Starting date of Hedging instrument	Aug. 03, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 10,030	3,793
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Itau
Starting date of Hedging instrument	Nov. 07, 2023
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 1,346	(2,055)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander
Starting date of Hedging instrument	Nov. 13, 2023
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 3,272	(4,577)
Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Deutsche
Starting date of Hedging instrument	Mar. 19, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ 5,565	(14,300)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan
Starting date of Hedging instrument	Mar. 25, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ 3,371	(9,016)
Santander One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 27, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ 19,539	(4,962)
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Dec. 06, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ 6,881	(4,155)
Scotiabank One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank
Starting date of Hedging instrument	Dec. 11, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ 3,008	(2,392)
Santander Two [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 30, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ 19,011	(24,268)
JP Morgan One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Y
Name of the institution	JP Morgan
Starting date of Hedging instrument	Jun. 12, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (2,064)	(13,808)
Santander Three [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	Santander
Starting date of Hedging instrument	Jun. 14, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (3,329)	(15,414)
Banco de Chile One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Jun. 26, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (808)	(6,367)
JP Morgan Two [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	JP Morgan
Starting date of Hedging instrument	Jun. 23, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (1,043)	(12,780)
BCI Three [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	Jun. 26, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ 1,705	(15,895)
Banco de Chile Two [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Jul. 27, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ 869	(4,983)
Itau One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	Itau
Starting date of Hedging instrument	Jul. 27, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ 764	(4,778)
Scotiabank Two [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AC
Name of the institution	Scotiabank
Starting date of Hedging instrument	Mar. 04, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 3,569	0
BCI Four [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AE
Name of the institution	BCI
Starting date of Hedging instrument	Jan. 24, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 13,177	0
Bank of America [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AE
Name of the institution	Bank of America
Starting date of Hedging instrument	Feb. 15, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 3,111	0
Scotiabank Three [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AE
Name of the institution	Scotiabank
Starting date of Hedging instrument	Jan. 29, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 5,694	0
Santander Four [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AE
Name of the institution	Santander
Starting date of Hedging instrument	Feb. 25, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 2,684	0
JpMorgan Three [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AE
Name of the institution	JP Morgan
Starting date of Hedging instrument	Feb. 27, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 3,929	0
Banco de Chile Three [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AE
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Mar. 07, 2025
Maturity date of hedging instrument	Apr. 01, 2034
Net derivative financial liabilities	$ 2,311	0
Santander Five [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AG
Name of the institution	Santander
Starting date of Hedging instrument	Dec. 03, 2025
Maturity date of hedging instrument	Oct. 05, 2032
Net derivative financial liabilities	$ 2,448	0
JP Morgan Four [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AG
Name of the institution	JP Morgan
Starting date of Hedging instrument	Dec. 04, 2025
Maturity date of hedging instrument	Oct. 05, 2032
Net derivative financial liabilities	$ 1,713	0
Banco de Chile Four [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AG
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Dec. 12, 2025
Maturity date of hedging instrument	Oct. 05, 2032
Net derivative financial liabilities	$ 300	0
BCI Five [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AG
Name of the institution	BCI
Starting date of Hedging instrument	Dec. 11, 2025
Maturity date of hedging instrument	Oct. 05, 2032
Net derivative financial liabilities	$ 519	0
Net derivative financial liabilities	$ (9,631)	(44,881)
Santander Six [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Santander
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (2,123)	(9,494)
Banco de Chile Five [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Banco de Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (948)	(4,243)
MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	MUFG
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (1,941)	(8,974)
JP Morgan Five [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	JP Morgan
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (3,604)	(17,682)
HSBC Bank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	HSBC Bank
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (1,015)	$ (4,488)
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	14,000,009
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	14,016,821
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	13,809,842
US dollars [Member] | BCI One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	55,419,446
US dollars [Member] | BCI Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	48,997,966
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	26,987,645
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	53,139,786
US dollars [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,926,012
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	86,147,464
US dollars [Member] | Santander One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	80,588,305
US dollars [Member] | Scotiabank One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Santander Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	216,372,290
US dollars [Member] | JP Morgan One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	89,387,460
US dollars [Member] | Santander Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	90,274,363
US dollars [Member] | Banco de Chile One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,572,044
US dollars [Member] | JP Morgan Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	89,131,686
US dollars [Member] | BCI Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	131,196,937
US dollars [Member] | Banco de Chile Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,601,403
US dollars [Member] | Itau One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,654,189
US dollars [Member] | Scotiabank Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,788,609
US dollars [Member] | BCI Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	162,944,120
US dollars [Member] | Bank of America [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,890,553
US dollars [Member] | Scotiabank Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	38,659,980
US dollars [Member] | Santander Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,198,154
US dollars [Member] | JpMorgan Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,538,132
US dollars [Member] | Banco de Chile Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,760,550
US dollars [Member] | Santander Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	215,879,469
US dollars [Member] | JP Morgan Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	86,369,477
US dollars [Member] | Banco de Chile Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,577,011
US dollars [Member] | BCI Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,263,775
US dollars [Member] | Santander Six [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	55,844,706
US dollars [Member] | Banco de Chile Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,922,353
US dollars [Member] | MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	55,844,706
US dollars [Member] | JP Morgan Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	125,650,588
US dollars [Member] | HSBC Bank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,922,353
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	363,636
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	363,636
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	363,636
Unidad de Fomento [Member] | BCI One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,454,544
Unidad de Fomento [Member] | BCI Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,272,728
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,363
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,272,726
Unidad de Fomento [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Santander One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Scotiabank One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,500,000
Unidad de Fomento [Member] | JP Morgan One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Santander Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Banco de Chile One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | BCI Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Banco de Chile Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Two [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	4,000,000
Unidad de Fomento [Member] | Bank of America [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JpMorgan Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Banco de Chile Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | JP Morgan Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Banco de Chile Four [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Euro [Member] | Santander Six [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	52,941,176
Euro [Member] | Banco de Chile Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	26,470,588
Euro [Member] | MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	52,941,176
Euro [Member] | JP Morgan Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	105,882,353
Euro [Member] | HSBC Bank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 26,470,588